Schedule of hire purchase liabilities (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total outstanding	$ 7,384	$ 19,525
Less: Interest-in-suspense	(124)	(663)
Principal outstanding	7,260	18,862
Less: Amount due within 12 months (shown under current liabilities)	(7,260)	(11,167)
Hire purchase liabilities Total		$ 7,695